Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Details of Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	3,818,946	$0.08		1.7	$16,880
Share awards granted	339,073	$0.08	$3.63		$1,230
Forfeited	(304,755)	$0.08
Vested deferred share awards	(527,064)	$0.08			$1,548
Outstanding as of March 31, 2013	3,326,200	$0.08		1.8	$6,386

Schedule of Details of Share Option Activity
Details of share option activity are as follows:

	Number of options	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	4,893,791	$8.02		7.8	$265
Share options granted	—	$—	—
Forfeited share options	(234,108)	$9.83
Exercised options	(13,500)	$2.73			$34
Outstanding as of March 31, 2013	4,646,183	$7.95		6.2	$—

Schedule of Outstanding and Exercisable Options
The following table summarizes information regarding our outstanding and exercisable options as of March 31, 2013:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $2.73	127,869	$2.67	1.2	84,382	$2.70
$4.95 -$4.95	1,987,745	$4.95	6.2	1,114,545	$4.95
$6.26 - $9.45	883,786	$8.24	6.2	345,831	$8.64
$9.46 - $11.95	793,465	$10.72	6.7	217,914	$10.65
$12.10 - $15.46	780,240	$12.47	6.3	394,726	$12.30
$15.58 - $18.47	73,078	$17.26	6.2	22,010	$17.19
	4,646,183	$7.95	6.2	2,179,408	$7.47	$—

Schedule of Assumptions Used to Estimate Fair Value of Share Options
Schedule of Share-Based Payment Expense
During three months ended March 31, 2013 and 2012 we recognized total share-based payment expense under equity incentive plans as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Datacenter and direct project costs	$48	$972
General and administrative expenses	(36)	3,660
Sales and marketing expenses	174	2,392
Research and development expenses	151	1,584
	$337	$8,608